Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
California (98.0%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	101
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,003
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,003
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	373
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	405
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	518
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	693
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,180
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,010
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,439
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,530	1,673
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	507
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	532
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	774
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,033
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,738
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,698
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,104
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,458
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,272
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,815
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,276
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	24,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,845
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	91
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,656
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,144
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,827
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	232
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,178
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,385
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,215
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,298
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	366
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	544
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	502
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	742
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	520
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,046
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	864
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,456
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	806
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,332
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,237
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,905
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	188
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	974
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	534
[1,4]	Alvord Unified School District GO	5.900%	2/1/24	1,425	1,456
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	665
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,408
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,519
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,685
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,156
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,934
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,552
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,373
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,608
[1,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,098
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,211
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,414
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,930
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,572
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,200
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	862
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,920
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	847
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,216
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,918
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,271
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,307
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,046
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,986
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,355
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	672
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,041
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,482
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	4,671
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/34	5,500	3,516
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	659
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	382
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,970
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,342
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,518
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,293
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,143
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,926
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,401
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	4,870	4,979
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	3,016
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,489
[2]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,131
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	786
	Antelope Valley Community College District GO	0.000%	8/1/32	1,345	976
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,218
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,796
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	214
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,190
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	106
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	106
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	158
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	104
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	182
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	178
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	280
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	289
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	382
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	370
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,149
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,436
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	934
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,425
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,765
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,461
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	48,617
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,640	18,337
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	26,250	25,495
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	6,815	6,681
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	53,820	49,050
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.590%	3/2/23	49,645	49,645
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,008
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	7,862
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	7,657
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.720%	4/1/56	10,000	9,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.830%	4/1/56	11,000	10,648
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.320%	4/1/45	19,000	19,005
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.320%	4/1/45	4,350	4,351
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.520%	4/1/45	6,100	6,129
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,203
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,807
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,780
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,209
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,381
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,202
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	732
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,083
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	800	867
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,093
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,578
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	972
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	897
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,523
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,441
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,437
	Berkeley CA GO	3.000%	9/1/31	1,030	1,027
	Berkeley CA GO	3.000%	9/1/36	610	550
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,357
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	393
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,640
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	73
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,269
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,140
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/24	1,000	1,027
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/25	1,445	1,484
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,053
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,438
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	769
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	522
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,723
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,007
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,113
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,236
[7]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	4,180	4,305
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,398
	Burlingame School District GO	3.000%	8/1/36	175	158
	Burlingame School District GO	3.000%	8/1/37	155	137
	Burlingame School District GO	3.000%	8/1/38	175	153
	Burlingame School District GO	3.000%	8/1/39	175	150
	Burlingame School District GO	3.000%	8/1/40	235	198
	Burlingame School District GO	3.000%	8/1/41	350	291
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	78,610	82,658
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	38,480	40,363
[5,8]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.500%	3/1/23	3,335	3,335
[5,8]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.500%	3/1/23	10,600	10,600
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	70,430	70,330
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	89,750	89,346
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	119,920	119,205
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	526
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	542
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	705
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,711
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,124
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	911
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	996
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	828
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,641
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,529
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,945	4,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	5,203
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	501
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,406
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,881
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	611
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	489
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	458
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	515
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	361
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,031
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	729
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	526
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	234
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	631
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	468
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,136
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	289
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	509
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	461
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,389
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	641
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	706
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	926
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	538
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,251
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	324
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	485
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,159
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	263

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	645
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	718
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	828
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	914
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	555
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	495
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,257
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	619
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	967
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	615	590
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	672
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,839
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	760
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	951
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,055
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,810	1,704
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	471
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	453
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	263
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,471
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,258
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,304
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,701
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,215
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,244
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,892
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	202
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	184
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,564
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	892

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,488
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	809
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	604
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	760
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,026
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,030
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	985
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	205
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	751
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,368
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	333
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,440
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	481
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	107
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	203
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,144
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	492
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	979
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,077
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	545
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	935
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	102
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,396
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,045
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	489
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,323
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,613
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	605
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	840
California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	656
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	980
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,261
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,307
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,382
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,197
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,537
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	564
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	940
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	506
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,806
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	656
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,155	2,505
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,192
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	19,725	23,500
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	11,570
[5,8]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.470%	3/2/23	16,375	16,375
[5,8]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.470%	3/2/23	3,625	3,625
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,396
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,695
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,448
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/23	250	251
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	314
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	764
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	663
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	309
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	611

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,534
California GO	5.000%	10/1/23	1,305	1,319
California GO	5.000%	11/1/23	2,280	2,308
California GO	5.000%	4/1/24	2,500	2,550
California GO	5.000%	8/1/24	1,025	1,052
California GO	5.000%	9/1/24	1,150	1,182
California GO	5.000%	11/1/24	2,255	2,326
California GO	5.500%	2/1/25	8,575	8,967
California GO	4.000%	3/1/25	1,485	1,513
California GO	5.000%	3/1/25	1,735	1,801
California GO	5.000%	4/1/25	38,625	40,077
California GO	5.000%	8/1/25	1,665	1,739
California GO	5.000%	8/1/25	10,185	10,639
California GO	5.000%	8/1/25	12,430	12,985
California GO	5.000%	9/1/25	4,895	5,122
California GO	5.000%	9/1/25	25	25
California GO	5.000%	11/1/25	7,205	7,453
California GO	5.000%	3/1/26	11,030	11,457
California GO	5.000%	4/1/26	5,000	5,301
California GO	5.000%	4/1/26	2,620	2,778
California GO	5.000%	8/1/26	18,880	20,155
California GO	5.000%	8/1/26	20,695	22,093
California GO	5.000%	8/1/26	21,110	22,536
California GO	5.000%	8/1/26	20,000	21,351
California GO	5.000%	9/1/26	720	770
California GO	5.000%	9/1/26	2,700	2,833
California GO	5.000%	9/1/26	5,540	5,925
California GO	5.000%	10/1/26	16,445	17,617
California GO	5.000%	10/1/26	1,385	1,484
California GO	5.000%	10/1/26	10,040	10,660
California GO	4.000%	11/1/26	2,540	2,638
California GO	5.000%	11/1/26	4,705	5,049
California GO	5.000%	11/1/26	9,160	9,830
California GO	5.000%	4/1/27	8,575	9,300
California GO	3.500%	8/1/27	16,345	16,629
California GO	5.000%	8/1/27	3,315	3,546
California GO	5.000%	8/1/27	10,515	11,248
California GO	5.000%	8/1/27	3,160	3,317
California GO	4.000%	9/1/27	5,745	6,027
California GO	5.000%	10/1/27	8,095	8,875
California GO	5.000%	10/1/27	8,280	8,807
California GO	5.000%	11/1/27	5,175	5,684
California GO	5.000%	11/1/27	25,135	27,608
California GO	5.000%	12/1/27	12,240	13,469
California GO	5.000%	4/1/28	10,185	11,284
California GO	5.000%	8/1/28	1,905	2,038
California GO	5.000%	8/1/28	6,510	6,847
California GO	5.000%	8/1/28	20,355	22,309
California GO	4.000%	9/1/28	7,000	7,259
California GO	4.000%	9/1/28	5,805	6,183
California GO	5.000%	9/1/28	17,715	18,984
California GO	5.000%	9/1/28	4,500	5,030
California GO	5.000%	10/1/28	15,000	16,794
California GO	5.000%	11/1/28	12,375	13,636
California GO	5.000%	11/1/28	4,165	4,671
California GO	5.000%	11/1/28	20,000	22,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/28	7,750	8,708
	California GO	5.000%	4/1/29	10,000	11,307
	California GO	5.000%	5/1/29	17,945	18,367
	California GO	5.000%	8/1/29	10,840	11,555
	California GO	5.000%	8/1/29	44,340	47,266
	California GO	4.000%	9/1/29	7,755	8,341
	California GO	5.000%	9/1/29	3,225	3,443
	California GO	5.000%	9/1/29	9,425	10,062
	California GO	5.000%	9/1/29	4,500	5,127
	California GO	5.000%	10/1/29	18,695	19,815
	California GO	5.000%	10/1/29	7,855	8,806
	California GO	5.000%	10/1/29	5,000	5,705
	California GO	5.000%	12/1/29	3,500	4,006
	California GO	5.000%	4/1/30	6,240	7,184
	California GO	5.000%	4/1/30	1,200	1,382
	California GO	5.000%	8/1/30	19,935	21,258
	California GO	5.000%	8/1/30	6,555	6,990
	California GO	5.000%	9/1/30	9,180	9,684
	California GO	5.000%	9/1/30	7,920	9,184
	California GO	5.000%	10/1/30	5,800	5,972
	California GO	5.000%	10/1/30	1,935	2,204
	California GO	4.000%	11/1/30	14,470	15,205
	California GO	5.000%	11/1/30	9,070	10,003
	California GO	5.000%	4/1/31	12,445	14,541
	California GO	5.000%	4/1/31	10,000	11,684
	California GO	5.000%	8/1/31	10,015	10,435
	California GO	5.000%	8/1/31	22,300	23,785
	California GO	5.250%	8/1/31	5,755	6,091
	California GO	5.000%	9/1/31	5,655	6,040
	California GO	5.000%	9/1/31	5,455	6,412
	California GO	5.000%	9/1/31	9,450	11,109
[9]	California GO	4.000%	11/1/31	15,000	15,747
	California GO	5.000%	11/1/31	1,705	1,877
	California GO	5.000%	11/1/31	2,315	2,685
	California GO	5.000%	11/1/31	4,000	4,639
	California GO	5.000%	11/1/31	4,000	4,713
	California GO	5.000%	12/1/31	1,000	1,063
	California GO	5.000%	3/1/32	1,000	1,146
	California GO	5.000%	4/1/32	15,025	17,794
	California GO	5.000%	4/1/32	765	906
	California GO	5.000%	8/1/32	5,000	5,245
[1]	California GO	5.250%	8/1/32	19,680	23,425
	California GO	5.250%	8/1/32	2,025	2,136
	California GO	4.000%	9/1/32	5,000	5,173
	California GO	5.000%	9/1/32	15,110	16,120
	California GO	5.000%	9/1/32	6,000	7,040
	California GO	5.000%	9/1/32	2,750	3,276
	California GO	5.000%	10/1/32	22,325	22,907
	California GO	4.000%	11/1/32	12,175	12,727
	California GO	5.000%	11/1/32	1,860	2,083
	California GO	5.000%	12/1/32	1,000	1,062
	California GO	5.000%	3/1/33	4,395	4,573
	California GO	5.000%	4/1/33	2,615	2,943
	California GO	5.000%	4/1/33	13,000	13,235
	California GO	5.000%	4/1/33	2,405	2,842
	California GO	4.000%	8/1/33	15,190	15,683
	California GO	5.000%	8/1/33	1,270	1,353
	California GO	5.000%	8/1/33	3,495	3,576

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/33	750	775
California GO	5.000%	9/1/33	25,075	26,743
California GO	5.000%	9/1/33	7,040	8,354
California GO	3.000%	10/1/33	2,150	2,068
California GO	4.000%	10/1/33	1,500	1,611
California GO	5.000%	10/1/33	7,000	7,124
California GO	3.000%	11/1/33	5,000	4,787
California GO	4.000%	11/1/33	12,500	13,001
California GO	4.000%	8/1/34	18,290	18,780
California GO	5.000%	8/1/34	5,160	5,628
California GO	4.000%	9/1/34	3,400	3,493
California GO	4.000%	9/1/34	26,130	26,842
California GO	5.000%	9/1/34	1,190	1,247
California GO	5.000%	9/1/34	22,760	24,244
California GO	5.000%	9/1/34	5,700	6,697
California GO	3.000%	10/1/34	1,150	1,087
California GO	4.000%	10/1/34	1,400	1,481
California GO	5.000%	10/1/34	9,200	9,434
California GO	4.000%	11/1/34	10,895	11,278
California GO	5.000%	11/1/34	4,000	4,573
California GO	5.000%	12/1/34	5,000	5,720
California GO	5.000%	3/1/35	12,440	14,017
California GO	5.000%	4/1/35	40,260	40,970
California GO	5.000%	4/1/35	7,865	9,112
California GO	5.000%	4/1/35	18,860	20,844
California GO	3.500%	8/1/35	1,185	1,172
California GO	5.000%	8/1/35	9,015	9,571
California GO	5.000%	8/1/35	11,500	12,023
California GO	5.000%	9/1/35	5,000	5,314
California GO	5.000%	9/1/35	3,850	4,481
California GO	3.000%	10/1/35	9,185	8,427
California GO	5.000%	10/1/35	16,640	17,558
California GO	4.000%	11/1/35	2,610	2,712
California GO	5.000%	11/1/35	1,000	1,088
California GO	5.000%	11/1/35	3,810	4,145
California GO	5.000%	11/1/35	4,000	4,535
California GO	5.000%	12/1/35	7,220	8,189
California GO	4.000%	3/1/36	27,355	28,071
California GO	5.000%	4/1/36	16,375	16,655
California GO	5.000%	8/1/36	2,965	3,143
California GO	5.000%	9/1/36	10,705	11,360
California GO	5.000%	9/1/36	4,070	4,688
California GO	5.000%	9/1/36	7,655	8,817
California GO	3.000%	10/1/36	9,815	8,851
California GO	4.000%	10/1/36	5,550	5,669
California GO	5.000%	11/1/36	4,180	4,525
California GO	5.000%	12/1/36	5,350	6,020
California GO	4.000%	3/1/37	5,500	5,589
California GO	5.000%	4/1/37	21,895	22,251
California GO	3.000%	10/1/37	8,250	7,287
California GO	4.000%	10/1/37	8,655	8,768
California GO	4.000%	10/1/37	6,125	6,219
California GO	4.000%	10/1/37	5,000	5,077
California GO	5.000%	10/1/37	26,580	30,005
California GO	4.000%	11/1/37	5,200	5,274
California GO	5.000%	11/1/37	7,000	7,621
California GO	5.000%	11/1/37	10,050	10,845
California GO	5.000%	11/1/37	12,980	14,827

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.550%	12/1/37	1,000	1,072
California GO	4.000%	3/1/38	19,120	19,319
California GO	5.000%	4/1/38	1,235	1,350
California GO	5.000%	4/1/38	10,115	10,274
California GO	4.000%	11/1/38	9,000	9,097
California GO	5.000%	9/1/39	7,120	8,054
California GO	4.000%	10/1/39	14,145	14,228
California GO	4.000%	10/1/39	1,685	1,697
California GO	5.000%	11/1/39	13,090	14,179
California GO	4.000%	3/1/40	11,035	11,058
California GO	3.000%	11/1/40	2,350	1,995
California GO	4.000%	11/1/40	2,890	2,897
California GO	4.000%	10/1/41	31,925	31,898
California GO	5.000%	10/1/41	18,065	19,948
California GO	3.000%	11/1/41	1,375	1,148
California GO	5.000%	4/1/42	5,000	5,339
California GO	4.000%	9/1/42	4,610	4,600
California GO	5.000%	9/1/42	21,970	24,540
California GO	4.750%	12/1/42	2,250	2,401
California GO	2.375%	10/1/46	2,500	1,647
California GO	5.500%	12/1/52	5,000	5,317
California GO, Prere.	5.000%	10/1/35	860	913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	687
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	306
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	338
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,528
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,364
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	325
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	874
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,380
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	520
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,214

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,713
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	438
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	787
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,727
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,043
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,315
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,312
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	437
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,372
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,335
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	297
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	392
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,482
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	350
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,125	1,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,093
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	552
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	925
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,898

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	953
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	589
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	901
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	481
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,079
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	969
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	180
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	940
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,791
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,625
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	97
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,067
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,836
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,140
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,237
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,267
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,141
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,691

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	918
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,335
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,142
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,137
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	878
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,049
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,367
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,524
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,236
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,315	4,707
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,084
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	390
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,140
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,526
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,311
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,724
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,961
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	652
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,168
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,485
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,826
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,655
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,035	1,048
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,536
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,018
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,276
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,775
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,049
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	931
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,359
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	468
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,326
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	425
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	714
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,757
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,142
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,919
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,700	3,692
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,804
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,528
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,387
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	8,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,624
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	2,927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	813
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,152
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	10,675	10,496
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,368
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,455
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	252
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,863
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,558
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,100
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,168
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	819
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,143
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,404
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,013
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	11,068
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	812
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,438
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,393

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	20,000	19,677
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	364
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,511
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,853
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	1,000	814
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	507
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,500
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	775
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,172
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,453
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	4,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	681
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	17,390	19,021
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	7,000	7,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	724
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	233
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,300	12,244
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,977
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	15,235	15,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	25,235	27,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	11,500	12,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/39	23,315	24,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.550%	3/1/23	29,090	29,090
[5,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	3/1/23	31,000	31,000
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/1/23	7,600	7,600
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/1/23	6,000	6,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	6,690	6,730
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,375
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,577
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,760
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	51,791	51,159
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	10,214	10,170
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	63,554	61,979
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	55,864	52,573
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	52,758	48,689
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,038	4,298
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	564
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	561
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	508
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	611
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	507
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	864
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	809
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	565
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,667
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	822
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,703
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,808
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,700
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,185
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	795

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,176
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,315
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,224
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,190
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,054
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	531
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	580
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,250
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	643
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,927
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,748
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,022
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	733
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,100
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,726
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,481
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,365
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,923
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	2,828
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	251
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	622
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	854
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	918
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,900
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	899
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	638
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,015
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,805
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,699
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,612
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,075
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,629
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,286
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,153
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,322
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	12,920
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,413
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,509
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,313
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,354
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,600
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	8,470
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,684
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,720
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,816
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,186
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,080
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,457
[6]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	3.770%	8/1/47	2,500	2,469
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,086
[8]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	2,465	2,377
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,285
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	628
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	342
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,638
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,331
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	381
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	280
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	564
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	659
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,188
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,041
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	312
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	560
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	636
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,028
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	308
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	740
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	682
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,216
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,006
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,780
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,253
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	690
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	523
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	747
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	903
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,145
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,065
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	545
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	781
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	525
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	850
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	471
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	562
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	337

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	824
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	613
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	235
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	599
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	342
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,069
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,248
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	234
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	741
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	894
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	118
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,248
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	821
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	899
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	117
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	467
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	810
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,209
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	145
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	595
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,266
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	816
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,058
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	153
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,142
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	231
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	663
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,021
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	165
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,276
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,089
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	858
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,689
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	158
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	584
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	650
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	377
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,079
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	870
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	897
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	1,230	1,261
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	592
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	528
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,322
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,484
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,946
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,310
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,006
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	49
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,480
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,113
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,014
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,737
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,023
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,359
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,551
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,031
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,711
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	746
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,953
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,043
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,056
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	821
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	238
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,438
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,555
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,692
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	886
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,605
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,396
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,306
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,053
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	811
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,653
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	110
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,585
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,053
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	2,031
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,868
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	550	608
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	947
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,403
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,210
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,080
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,470
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,654
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,645
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,893
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,075
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,633
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,767
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,959
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	177
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,729
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,760
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,657
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,007
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,706
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,500	3,344
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	65	65
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,733
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,416
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	671
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,026
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,571
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,603
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/29	275	296
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/30	210	228
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/32	450	497
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/33	1,200	1,320
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/34	1,000	1,116
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/36	1,300	1,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	889
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	713
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,598
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,790
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,977
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,184
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,148
	California Municipal Finance Authority Industrial Revenue VRDO	1.800%	3/1/23	1,615	1,615
	California Municipal Finance Authority Industrial Revenue VRDO	1.800%	3/1/23	17,265	17,265
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,557
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,903
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	474
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	502
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	279
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	297
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	211
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	223
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	234
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	172
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	235
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	243
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	255
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	256
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	196
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	670
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,253
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	401
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	402
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	747
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,479
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	514
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,630
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	595
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	418
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	1,998
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,058
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	529
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,486
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,575
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	429
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,569
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,050
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	543
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,651
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,178
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	657
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,018
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,122
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	3,999
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	551
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	522
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,370
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,508
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,469
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,457
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,055
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,336
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,281
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,599
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,925	11,446
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,641
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,339
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	953
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	484
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,380
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	522
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	151
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,043
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,177
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	631
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	970
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,841
[8]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	2.550%	3/1/23	34,440	34,440
[5,8]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.570%	3/2/23	7,077	7,077
[5,8]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.570%	3/2/23	3,633	3,633
[1,5,8]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	3.570%	3/2/23	2,405	2,405
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	1.900%	3/1/23	17,450	17,450
[8]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,357
[2,5,8]	California Municipal Finance Authority Student Local or Guaranteed Housing Revenue TOB VRDO	3.530%	3/2/23	1,830	1,830
[5,8]	California Municipal Finance Authority Transit Revenue TOB VRDO	3.500%	3/2/23	4,000	4,000
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,482
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,032
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,302
[8]	California Pollution Control Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/39	1,630	1,656
[5,8]	California Property Tax Revenue TOB VRDO	3.540%	3/7/23	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	290
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	503
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	385
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	446
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	650	651
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	450
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	833
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	454
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	1,971
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	469
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	736
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,500	2,312
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	527
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	521
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,377
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,564
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,667
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,340
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,405
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,467
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,654
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	3,450	3,219
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	1,710	1,660
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	3/1/23	800	800
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	3/1/23	400	400
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,425	2,369
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	634
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	100
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	437
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	728
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	656
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	132
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	461
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	916
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	680
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	102
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	388
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	1,000
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	711
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	108
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	261
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	115
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,141
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	768
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	169
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	287
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,183
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	950	949
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	351
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	307
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	748
[8]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	316
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	860
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	307
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	359
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	245
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,361
[8]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	603
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	461
[8]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	875	824
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	473
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	498
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	523
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	304
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,087
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	420
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,440
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,016
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	641
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,258
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	465
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	1,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	95
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	216
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	346
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	323
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	305
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	300	308
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	331
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	199
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,016
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,029
[8]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,726
[8]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,321
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	101
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	214
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	340
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	208
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	105
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	106
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	107
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,453
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	165
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	239
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	225
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	276
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	606
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	802
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	930
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,320	3,331
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,322
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,376
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,135
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,541
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,016
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,274
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,047
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,257
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,606
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,644
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,857
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,989
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,440
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,368
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	7,452
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,351
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	4,839
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,559
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,463
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,217
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	26,892
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,708
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,231
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,650
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	13,310	15,288
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,657
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	15,000	17,492
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,133
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,040
	California State Public Works Board Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,180
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,158
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,173
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	286
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,094
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,798
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	8,673
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	19,588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/34	670	717
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,202
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	6,869
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,347
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,713
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,558
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,774
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,066
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,767
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,402
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,638
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,577
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,950
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,486
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,590
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,154
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,059
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,972
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,212
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,247
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,491
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,320
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	698
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	636
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	918
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,133
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,001
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,501
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	746
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	890
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,135
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,381
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,495	1,702
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,227
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	4,540	5,303
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	10,445	12,079
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,548
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,003
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,056
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,392
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,523
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,487
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,507
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,462
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,513
California State University College & University Revenue	5.000%	11/1/23	1,500	1,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/26	1,400	1,510
	California State University College & University Revenue	5.000%	11/1/27	2,155	2,281
	California State University College & University Revenue	5.000%	11/1/28	2,635	2,794
	California State University College & University Revenue	5.000%	11/1/30	1,300	1,399
	California State University College & University Revenue	5.000%	11/1/30	600	689
	California State University College & University Revenue	5.000%	11/1/31	8,350	8,976
	California State University College & University Revenue	5.000%	11/1/32	6,180	6,757
	California State University College & University Revenue	5.000%	11/1/32	5,335	5,735
	California State University College & University Revenue	5.000%	11/1/33	6,270	6,841
	California State University College & University Revenue	5.000%	11/1/33	10,155	10,899
	California State University College & University Revenue	5.000%	11/1/33	5,000	5,244
	California State University College & University Revenue	4.000%	11/1/34	665	700
	California State University College & University Revenue	5.000%	11/1/34	5,000	5,425
	California State University College & University Revenue	5.000%	11/1/34	8,560	9,530
	California State University College & University Revenue	4.000%	11/1/35	580	604
	California State University College & University Revenue	5.000%	11/1/35	8,000	8,635
	California State University College & University Revenue	5.000%	11/1/35	13,205	13,852
	California State University College & University Revenue	5.000%	11/1/35	5,000	5,515
	California State University College & University Revenue	3.125%	11/1/36	100	92
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,540
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,222
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,568
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,164
	California State University College & University Revenue	5.000%	11/1/37	10,465	11,427
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,994
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,893
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,446
	California State University College & University Revenue	5.000%	11/1/41	14,815	15,507
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	24,990
[5,8]	California State University College & University Revenue TOB VRDO	3.450%	3/2/23	6,745	6,745

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,080
California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	9,030
California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	12,118
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,247
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,361
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	6,867
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,431
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,593
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,694
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,569
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,618
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	939
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	6,872
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	10,905
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	145
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	411
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	526
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	529
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	234
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,109
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	202
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	507
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	610
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	779
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	785
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	421
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	772
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	202
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,185
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,635
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	479
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	361
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	618
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	186
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,403
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,163
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,010
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	639
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,538
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	222
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,266
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	265
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,470
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,173
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,570
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	111
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	975	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	863
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	2,940	3,136
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	491
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,345
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,069
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,503
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,712
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,784
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,646
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,779
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	722
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,051
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,650	1,741
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,467
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,122
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,178
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,417
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,638
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	537
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,085	1,149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,678
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	256
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,985
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,406

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,709
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	760	804
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,221
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,113
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,549
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,177
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,063
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	350
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,774
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	742
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,688
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,552
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,532
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,354
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	621
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,028
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,567
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	709
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	749
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	633
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,034
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,405	1,299
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	2,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,938
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,792
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,500	3,350
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,518
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,251
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,025
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,084
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,427
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,141
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	566
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,049
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	2,765	2,591
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,055
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	900	889
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,253
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	302
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	306
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	311
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	343
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	744
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	2.400%	3/1/23	2,050	2,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,050
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,921
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	19,235	20,223
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,670	17,753
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,090	5,767
[5,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.520%	3/2/23	4,875	4,875
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/1/23	24,415	24,415
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/1/23	3,320	3,320
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,077
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	4,780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,888
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,564
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	706
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,801
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,278
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,236
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	5,078
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,059
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,253
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,270
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,497
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,053
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,536
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,088
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,170
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,173
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,067
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	873
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,539
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,455
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,081
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,789
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,040
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	1,700	1,700
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,006
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	2,993
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,401
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,586
	California Statewide Communities Development Authority Special Assesment Revenue	4.250%	9/2/32	2,265	2,245
	California Statewide Communities Development Authority Special Assesment Revenue	5.125%	9/2/42	1,500	1,454
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,350
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,194
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,276
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,678
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,387
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,876
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,488
	Carlsbad Unified School District GO	6.125%	8/1/31	145	177
	Carlsbad Unified School District GO	4.000%	5/1/33	720	749
	Carlsbad Unified School District GO	3.000%	8/1/33	300	285
	Carlsbad Unified School District GO	4.000%	5/1/34	685	708
	Carlsbad Unified School District GO	3.000%	8/1/34	500	467
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,006
	Carlsbad Unified School District GO	3.000%	8/1/35	500	457
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,051
	Carlsbad Unified School District GO	3.000%	8/1/36	500	445
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,134
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,222
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,311
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	216
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	164
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	130
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	244
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	281
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	280
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	342
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	342
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	341
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	397
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,182
	Castro Valley Unified School District GO	4.000%	8/1/33	750	781
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	101
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	127
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	128
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	402
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	440
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	315
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	392
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,010
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,791
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,272
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	413
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	225
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	327
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	304
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	306
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	309
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	260
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	262
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	313
[2]	Center Unified School District GO	4.000%	8/1/34	210	219
[2]	Center Unified School District GO	3.000%	8/1/35	950	869
[2]	Center Unified School District GO	3.000%	8/1/36	535	476
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,132
[2]	Center Unified School District GO	3.000%	8/1/40	600	497
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,483
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,472
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,455
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,593
	Central Unified School District GO	0.000%	8/1/33	500	342
	Central Unified School District GO	0.000%	8/1/34	300	196
	Central Unified School District GO	0.000%	8/1/35	300	185
	Central Unified School District GO	0.000%	8/1/36	235	136
	Central Unified School District GO	0.000%	8/1/37	500	273
	Cerritos Community College District GO	0.000%	8/1/23	500	493
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,297
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	961
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	646
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,362
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	635
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,319
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,588
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	4,813
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	592
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	477
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	604
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,270
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	326
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,631
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	706
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	711
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	391
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	572
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	384
	Chico CA Sewer Revenue	5.000%	12/1/26	415	445
	Chico CA Sewer Revenue	5.000%	12/1/29	435	494
	Chico Unified School District GO	4.000%	8/1/28	300	316
	Chico Unified School District GO	4.000%	8/1/30	300	319
	Chico Unified School District GO	4.000%	8/1/32	280	298
	Chico Unified School District GO	4.000%	8/1/33	300	317
	Chico Unified School District GO	5.000%	8/1/33	750	790
	Chico Unified School District GO	4.000%	8/1/34	500	526
	Chico Unified School District GO	3.000%	8/1/38	900	762
	Chico Unified School District GO	3.000%	8/1/39	765	639
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,227
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,127
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,449
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	691
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,041
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,230
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,205
	Chino Valley Unified School District GO	0.000%	8/1/29	500	405
	Chino Valley Unified School District GO	0.000%	8/1/30	600	468
	Chino Valley Unified School District GO	0.000%	8/1/32	935	672
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	865
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	550
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	702
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,925
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	4,980
[7]	Citrus Community College District GO	5.000%	2/1/24	1,000	1,017
[7]	Citrus Community College District GO	5.000%	2/1/24	3,150	3,204
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,186
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,508
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,935
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,086
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,079
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,329
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,350
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	401
[4]	Clovis Unified School District GO	0.000%	8/1/28	5,425	4,517
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,528
	Clovis Unified School District GO	0.000%	8/1/32	4,185	2,969
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,829
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,296
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,685
	Clovis Unified School District GO	5.250%	8/1/40	650	722
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,661
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,511
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,585
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,138
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,672
	Coast Community College District GO	3.000%	8/1/38	3,995	3,483
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,294
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,149
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	790
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	609
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,706
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	215
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	348
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	420
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	503
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	599
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	362
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	298
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	292
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	573
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	259
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	408
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	404
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	551
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	570
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	820
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	891
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	822
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,246
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,094
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,297
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,157
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,082
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	666
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,995
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,615
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,458
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,842
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,074
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,522
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,835
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,451
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,213
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,728
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	959
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,420
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	859
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,789
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,310
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,442
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,777
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,183
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,430
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,193
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,608
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,161
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,600
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,800
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	858
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,001
[10]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	986
[10]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,222
[10]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,367
[10]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,297
[10]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,079
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,606
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,064
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,054
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,080
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	363
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	515
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	687
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	802
[2,5,8]	Cotati-Rohnert Park Unified School District GO TOB VRDO	3.520%	3/2/23	6,505	6,505
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,900	1,586
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,715	15,532
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,685	4,186
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	12,945
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,669
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,372
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,350
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	616
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	388
[5,8]	Culver City CA Unified School District GO TOB VRDO	1.750%	3/1/23	16,705	16,705
	Cupertino CA COP	4.000%	6/1/25	700	714
	Cupertino CA COP	4.000%	6/1/28	700	742
	Cupertino CA COP	4.000%	6/1/30	865	940
[1]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,764
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,258
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,158
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,084
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,299
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,589
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,477
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,764
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,570	1,553
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,660	2,579
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	6,000	6,402
	Desert Community College District GO	4.000%	8/1/33	700	744
	Desert Community College District GO	4.000%	8/1/37	300	303
	Desert Community College District GO	4.000%	8/1/39	500	501
	Desert Community College District GO	4.000%	8/1/41	1,090	1,073
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,093
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,465
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	170
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	176
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	206
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	131
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	124
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	420
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	190
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	363
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	230
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	287
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	240
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	302
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	133
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	525
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	454
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	549
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	570
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,416
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	979
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	725
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,620
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,179
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,867
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,186
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,211
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,946
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,906
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,372
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,756
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,793
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,572
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,207
[1]	East Side Union High School District GO	0.000%	8/1/27	300	258
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,262
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,803
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,305
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,301
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,077
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,240
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,248
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,900
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,420
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,947
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,464
	East Side Union High School District GO	3.750%	8/1/35	250	249
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,544
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,776
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,740
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,353
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,154
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,125
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,034
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,934
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,780
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,097
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,317
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,460
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,454
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,187
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,124
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	691
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	8,617
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,387
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,467
	El Monte Union High School District GO	4.000%	6/1/31	100	104
	El Monte Union High School District GO	4.000%	6/1/32	185	193
	El Monte Union High School District GO	4.000%	6/1/33	285	296
	El Monte Union High School District GO	4.000%	6/1/34	345	357
	El Monte Union High School District GO	4.000%	6/1/35	400	410
	El Monte Union High School District GO	4.000%	6/1/36	705	717
	El Monte Union High School District GO	4.000%	6/1/38	725	733
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	780	878
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	904
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,111
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,186
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,926
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	614
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,401
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,565
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,764
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,092
[5,8]	Elk Grove Unified School District GO TOB VRDO	1.800%	3/1/23	10,850	10,850
	Escondido CA GO	5.000%	9/1/23	2,030	2,049
	Escondido CA GO	5.000%	9/1/25	1,000	1,046
[10]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,462
[10]	Evergreen School District GO	0.000%	8/1/26	2,200	1,978
	Evergreen School District GO	4.000%	8/1/34	1,070	1,092
	Evergreen School District GO	4.000%	8/1/35	335	344
	Evergreen School District GO	4.000%	8/1/37	1,050	1,055
[10]	Fairfield CA COP	0.000%	4/1/34	940	610
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	515
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,030
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,852
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,112
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,335
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,378
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,403
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,448
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,535
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	10,251	9,521
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,400	3,860
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,205	11,384
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,970	4,264
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,565	12,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	75
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,026
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	150
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	170
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,895
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	178
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	190
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	201
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	213
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	151
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	161
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	204
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	456
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	240
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	479
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	500
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,746
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	266
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,834
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	272
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,928
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	270
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	280
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	139
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	199
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	249
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	405
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	526
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	571
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,315
[4,12]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,492
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,686
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	577
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,808
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	1,971
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	872
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	848
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,610
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	711
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,267
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	711
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,824
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	355
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	600	624
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	700	737
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	416
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	479
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	809
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,261
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	3,982
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,416
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	7,981	8,099
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,610
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,122
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,107
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.625% coupon rate effective 1/15/24	0.000%	1/15/32	6,500	7,237
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,080
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	2,973
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,046
	Foster City CA GO	4.000%	8/1/32	275	289
	Foster City CA GO	3.000%	8/1/33	500	481
	Foster City CA GO	3.000%	8/1/35	635	590
	Foster City CA GO	3.000%	8/1/38	950	834
	Foster City CA GO	3.000%	8/1/40	830	703
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,070
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,084
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	272
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	3,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	4,540
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	4,646
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,630	2,666
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	3,105	3,148
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,065
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,018
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,114
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,806
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	396
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	423
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,664
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,755
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,631
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,123
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	813
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,316
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,633
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	568
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	518
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,654
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	563
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	560
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,192
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	657
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,274
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	584
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	617
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	543
	Fresno Unified School District GO	4.000%	8/1/28	385	406
	Fresno Unified School District GO	4.000%	8/1/29	550	581
	Fresno Unified School District GO	4.000%	8/1/30	570	601
	Fresno Unified School District GO	4.000%	8/1/31	485	512
	Fresno Unified School District GO	4.000%	8/1/32	385	406
	Fresno Unified School District GO	3.000%	8/1/33	1,000	945
	Fresno Unified School District GO	4.000%	8/1/33	665	697
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	4.000%	8/1/34	450	467
	Fresno Unified School District GO	3.000%	8/1/35	685	626
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,454
	Fresno Unified School District GO	4.000%	8/1/36	670	680
	Fresno Unified School District GO	3.000%	8/1/37	1,125	985
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,088
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,005
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,618
	Fresno Unified School District GO	5.000%	8/1/39	900	982
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,474
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,935
	Fresno Unified School District GO	5.000%	8/1/41	500	541
	Fresno Unified School District GO	5.000%	8/1/42	500	540
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,530
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,362
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,366
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,429
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	870
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,160
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,236
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,317
	Gilroy Unified School District GO	4.000%	8/1/38	485	485
	Gilroy Unified School District GO	4.000%	8/1/41	400	393
	Glendale CA Community College District GO	0.000%	8/1/24	235	224
	Glendale CA Community College District GO	0.000%	8/1/25	365	336
	Glendale CA Community College District GO	0.000%	8/1/26	360	321
	Glendale CA Community College District GO	0.000%	8/1/27	515	444
	Glendale CA Community College District GO	0.000%	8/1/28	780	651
	Glendale CA Community College District GO	0.000%	8/1/29	570	459
	Glendale CA Community College District GO	0.000%	8/1/30	910	705
	Glendale CA Community College District GO	0.000%	8/1/31	900	671
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	719
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,282
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,438
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,520
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,354
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,652
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	8,000	8,040
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,623
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,939
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,362
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,398
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,494
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,866
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,180
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,854
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,692
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,766
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	22,165
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,923
[3]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,841
[2,3]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,819
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,313
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,810
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,185
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,401
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,662
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,354
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,566
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,015
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,236
[10]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	12,907
[10]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,352
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,253
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,274
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	301
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,459
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	566
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	615
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,491
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,717
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,529
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,516
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	656
	Hartnell CA Community College District GO	4.000%	8/1/37	600	603
	Hartnell CA Community College District GO	3.000%	8/1/38	380	328
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,426
	Hartnell CA Community College District GO	3.000%	8/1/40	635	528
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,114
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,275
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	572
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	962
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	98
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,877
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,563
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,016
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,375
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	829
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,663
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,021
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,019
[2]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,133
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,423
[2]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,341
[2]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,334
[2]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,304
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,560
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,356
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,129
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,065
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,298
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/35	585	622
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/36	1,360	1,438
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/37	1,000	1,051
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/38	1,000	1,047
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/39	2,035	2,125
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/40	2,295	2,410
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/41	2,575	2,698
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/42	2,875	3,005
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	503
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	625
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	394
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	977
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,290
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	563
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	593
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	368
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,179
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,259
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,413
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,482
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,651
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,813
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,903
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,034
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/29	1,480	1,533
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,346
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	436
[1,12]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Imperial Community College District GO	0.000%	8/1/23	250	246
[2]	Imperial Community College District GO	0.000%	8/1/24	500	476
[2]	Imperial Community College District GO	0.000%	8/1/25	725	667
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	894
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,359
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,566
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,602
[4]	Imperial Community College District GO	0.000%	8/1/30	330	253
[10]	Imperial Community College District GO	0.000%	8/1/33	1,210	816
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	658
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,629
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,210
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/23	180	180
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	201
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	171
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	189
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	277
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	313
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	294
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	228
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	603
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,012
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	756
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	731
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,133
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,653
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	535
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,316
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,108
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	451
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	253
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	304
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	257
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	436
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	543
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	652
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	507
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	259
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	502
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	740
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	200	201
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	400	403
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	800	804
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	204
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	863
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	260
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	462
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	508
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	317
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	824
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	403
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,472
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	567
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	552
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,355
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	362
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,043
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	285
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	581
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	407
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	252
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	275
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	348
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	494
[5,8]	Irvine CA Special Assessment Revenue VRDO	1.640%	3/1/23	4,414	4,414
[5]	Irvine CA Special Assessment Revenue VRDO	1.650%	3/1/23	3,097	3,097
[5]	Irvine CA Special Assessment Revenue VRDO	1.650%	3/1/23	5,190	5,190
[5]	Irvine CA Special Assessment Revenue VRDO	1.650%	3/1/23	1,839	1,839
[5]	Irvine CA Special Assessment Revenue VRDO	1.650%	3/1/23	3,805	3,805
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	3,949
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,017
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,403
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,070
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/33	1,000	1,080
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/34	2,000	2,155
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/35	2,500	2,685
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/36	2,665	2,848
	Irvine Ranch Water District Special Assessment Revenue	4.000%	10/1/40	2,390	2,375
[5]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.650%	3/1/23	21,600	21,600
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,145	1,151
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,239
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,352
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	158
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	555
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	388
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	214
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	210
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	373
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	471
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	550
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,134
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	434
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	528
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	360
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	275
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	529
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	257
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	231
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	150
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	96
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	161
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	158
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	103
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	362
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	644
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,012
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	898
	Jefferson Union High School District GO	4.000%	8/1/33	200	209
	Jefferson Union High School District GO	4.000%	8/1/34	125	129
	Jefferson Union High School District GO	3.000%	8/1/35	150	137
	Jefferson Union High School District GO	3.000%	8/1/36	250	223
	Jefferson Union High School District GO	3.000%	8/1/37	275	241
	Jefferson Union High School District GO	4.000%	8/1/38	365	366
	Jefferson Union High School District GO	4.000%	8/1/39	400	398
	Jefferson Union High School District GO	4.000%	8/1/40	300	297
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	199
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	164
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	345
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	123
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,376
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	731
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	809
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,797
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	385
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,029
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,768
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,922
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	611
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,362
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,117
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,283
[2]	Kern Community College District COP	3.000%	6/1/33	500	482
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,327
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,336
	Kern Community College District GO	4.000%	8/1/31	520	559
	Kern Community College District GO	4.000%	8/1/32	445	478
	Kern Community College District GO	4.000%	8/1/33	635	675
	Kern Community College District GO	5.250%	8/1/39	1,400	1,596
	Kern Community College District GO	5.250%	8/1/40	1,200	1,360
	Kern Community College District GO	5.250%	8/1/41	1,000	1,128
	La Canada Unified School District GO	4.000%	8/1/33	510	537
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,045
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	157
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	208
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	234
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	280
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	363
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	253
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	371
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	425
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	902
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,022
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,197
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,249
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	438
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	444
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	626
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,154
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	854
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,899
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	965
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,072
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,285
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,208
	Liberty Union High School District GO	4.000%	8/1/30	750	784
	Liberty Union High School District GO	4.000%	8/1/31	565	591
	Liberty Union High School District GO	4.000%	8/1/32	250	264
	Liberty Union High School District GO	3.000%	8/1/35	670	613
	Liberty Union High School District GO	3.000%	8/1/36	750	668
	Liberty Union High School District GO	3.000%	8/1/37	825	723
	Liberty Union High School District GO	3.000%	8/1/38	900	777
	Liberty Union High School District GO	3.000%	8/1/39	1,000	849
	Liberty Union High School District GO	3.000%	8/1/40	1,000	828
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,361
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	451
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,154
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	571
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,061
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,124
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,399
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,804
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,650
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,756
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,412
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,787
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,336
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,237
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	451
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	104
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	362
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	678
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	241
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	336
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	495
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	792
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	769
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	654
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,078
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,131
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	795
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	618
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	494
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	377
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	641
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	441
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	266
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	218
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	700
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	721
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	876
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,467
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,073
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,508
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	964
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	776
[5,8]	Lodi California Unified School District GO TOB VRDO	2.400%	3/1/23	2,000	2,000
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,394
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,468
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	774
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,150
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	148
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,290	2,497
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	3,698
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	12,905	14,030
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	4.669%	11/15/25	16,845	16,933
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.689%	11/15/26	10,010	9,988
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	225	264
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	581
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	578
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	573
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	658
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,125
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	394
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	832
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	555
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,099
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	566
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	696
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	548
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,089
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,099
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,952
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,340
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,286
	Long Beach Community College District GO	4.000%	8/1/33	760	791
	Long Beach Community College District GO	4.000%	8/1/33	400	419
	Long Beach Community College District GO	4.000%	8/1/34	600	620
	Long Beach Community College District GO	4.000%	8/1/35	705	723
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,508
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,730
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,882
	Long Beach Community College District GO	3.000%	8/1/39	1,115	946
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,242
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,005
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	802
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	237
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	153
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	156
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	244
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	397
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	364
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	400
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	428
[10]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,472
[10]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,295
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,144
[10]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,304
[10]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,151
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,065
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,047
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,864
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,411
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,572
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	9,041
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,016
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,651
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,194
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,450
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	615
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	14,707
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	19,499
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,133
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,382
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,279
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	38,391
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	9,088
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	38,505
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	862
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,064
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,516
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,222
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,030
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	481
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	554
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	27,694
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,608
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,195
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,587
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,060	34,865
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,150
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,087
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,239
	Los Angeles CA Unified School District GO	5.000%	7/1/30	7,165	7,334
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	21,818
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	10,000	11,090
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,130
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	19,257
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,325
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,185
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,612
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,312
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,537
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,528
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,034
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,801
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,973
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,482
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,673
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,094
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,301
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,634
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,356
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	3,963
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,534
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,014
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,658
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,266
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,083
[1,5,8]	Los Angeles CA Unified School District GO TOB VRDO	3.440%	3/2/23	5,625	5,625
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	5,000	5,794
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,232
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,596
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,709
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,605
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,081
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,238
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,234
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,739
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,509
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,942
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,419
[8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	2.550%	3/1/23	9,085	9,085
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,455
[5,8]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	3.470%	3/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,351
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,465
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,580
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,698
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,610
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,104
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,926
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,591
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,492
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,744
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,369
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,469
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,473
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,577
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,315
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,718
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,441
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,869
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,550
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,600
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,396
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,405
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,856
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,787
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,147
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,744
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,646
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,278

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,814
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,885
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,355
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,705
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	8,096
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,234
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,829
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	4,041
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,105
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,101
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,026
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,103
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,072
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,154
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	900
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,560
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,490	1,719
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	946
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	997
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,580
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,044
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,277
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,087
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,333
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,144
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,355
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,191
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,376
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,299
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,060
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,812
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,357
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,703
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,175
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,651
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,420
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,145
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,117
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,587
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	808
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,101
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,035
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,146
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,250	1,479
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,169
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,289
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,757
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,787
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,663
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,554
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,802
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,815
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,973
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,605
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,819
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,224
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,250
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	739
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,159
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,186
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,111
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,442
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,092
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,193
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,965
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,773
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,089
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,125
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,408
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,138
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,034
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,997
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,651
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,443
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,318
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,020
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,634
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	909
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,578

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,670
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,843
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,305
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,414
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	7,555
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,455
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,377
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,509
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,588
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	8,018
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,183
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,617
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,774
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,782
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,461
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,795
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,910
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,114
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,784
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,343
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	1,950
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,909
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,925
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,052
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,758
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,500	1,636
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,500	3,982
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,250	1,491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	3,000	3,573
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,889
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,750	2,030
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,987
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,960
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,625
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,825
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	23,954
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,462
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	27,855
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,735
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,499
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,029
[5,8]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	3.450%	3/2/23	5,885	5,885
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	1.550%	3/1/23	19,450	19,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	1.550%	3/1/23	14,615	14,615
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.150%	3/2/23	8,000	8,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.150%	3/2/23	41,500	41,500
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.250%	3/2/23	2,600	2,600
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.250%	3/2/23	3,000	3,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.550%	3/2/23	6,000	6,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	796
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,502
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,351
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,525
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,157
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,027
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,010
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,559
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,422
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,331
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,188
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	32,687
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,692
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	34,312
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,701
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	23,129
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,046
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,204
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,195
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	39,945
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,597
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,347
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,108
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,641
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,303
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,392
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,591
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,486
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,787

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,743
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,367
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	1.530%	3/1/23	275	275
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,459
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,863
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	5,580	5,715
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,884
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,429
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,553
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,275
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,988
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,891
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,740
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,266
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,822
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,776
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,907
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,091
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,694
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,413
Los Angeles Department of Water & Power Water System Water Revenue VRDO	1.550%	3/1/23	22,640	22,640
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,577
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,269
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,895
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,334
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,171
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,833
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,641
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,542
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	10,920
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,633
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,506
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,142
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,559
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	4,398
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,162
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,493
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	948
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,570
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,717
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,090
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	8,255	8,373
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,406
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,194
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,692
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,950
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,949
	Los Angeles Unified School District GO	5.000%	7/1/37	1,000	1,080
	Los Angeles Unified School District GO	5.000%	7/1/37	3,000	3,431
	Los Angeles Unified School District GO	5.000%	7/1/38	4,000	4,314
	Los Angeles Unified School District GO	5.000%	7/1/38	2,480	2,822
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,042
	Los Angeles Unified School District GO	5.000%	7/1/39	3,750	4,246
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,033
	Los Angeles Unified School District GO	5.000%	7/1/40	1,500	1,689
	Los Angeles Unified School District GO	4.000%	7/1/41	5,465	5,387
	Los Angeles Unified School District GO	5.000%	7/1/41	1,335	1,496
	Los Angeles Unified School District GO	5.000%	7/1/42	2,975	3,317
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,203
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,254
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,221
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,267
	Los Rios Community College District GO	3.000%	8/1/35	1,035	955
	Los Rios Community College District GO	4.000%	8/1/35	250	257
	Los Rios Community College District GO	4.000%	8/1/36	700	714
	Los Rios Community College District GO	4.000%	8/1/37	525	532
	Los Rios Community College District GO	4.000%	8/1/38	610	614
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,109
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,131
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,120
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	277
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	395
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	371
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	345
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	575
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,098
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,042
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,042
	Marin Community College District GO, Prere.	4.000%	8/1/27	800	846
	Marin Community College District GO, Prere.	4.000%	8/1/27	7,660	8,101
	Marin Community College District GO, Prere.	4.000%	8/1/27	2,945	3,115
	Marin Community College District GO, Prere.	4.000%	8/1/27	1,900	2,009
	Marin Community College District GO, Prere.	4.000%	8/1/27	3,030	3,205
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,054
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,946
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,418
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,335
	Marin Municipal Water District Water Revenue	3.000%	6/15/23	2,325	2,324
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,542
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,665
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,138
	Marin Municipal Water District Water Revenue	5.000%	6/15/29	2,980	3,356
[2]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,188
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	399
	Menifee Union School District GO	4.000%	8/1/29	165	176
	Menifee Union School District GO	4.000%	8/1/30	200	215
	Menifee Union School District GO	4.000%	8/1/32	250	268
[1]	Menifee Union School District GO	4.000%	8/1/34	350	367
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	476
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	715
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,087
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,319
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,955
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,888
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,243
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	3,012
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,874
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,764
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,393
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,694
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,772
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,344
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,456
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,387
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,781
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,416
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,941
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,123
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,232
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,114
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	1,935
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,456
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,265
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	1,927
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,478
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,588
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,381
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,614
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,743
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,482
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,571
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,487
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,562
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,948
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,356
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,560
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,172
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	695
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	640
[4]	Montebello Unified School District GO	0.000%	8/1/26	1,000	885
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,672
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,329
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,112
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	779
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	871
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	972
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,070
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,257
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,469
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	964
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	260
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	473
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	367
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	326
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,461
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	817
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,593
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,330
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,482
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,357
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	420
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	209
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,266
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,855
[7]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,279
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,360
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,420
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	320
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	499
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	348
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	299
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	376
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	453
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	479
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	229
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	591
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	354
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	425
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	421
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	340
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	311
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	332
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,020
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	318
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	301
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	301
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	272
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,254
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	346
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,144
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,541
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,500
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	552
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	384
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	491
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,315
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	281
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	538
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,030
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,314
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,248
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	620	683
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	185	204
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	295	325
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,987
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,077
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,765	17,072
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	15,414
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,150	18,054
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	21,569
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,155
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	854
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,473
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	354
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	729
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,457
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	322
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,400
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,803
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	3,988
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,442
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,386
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	600
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,435
	New Haven Unified School District GO	4.000%	8/1/29	100	106
	New Haven Unified School District GO	4.000%	8/1/30	100	106
	New Haven Unified School District GO	4.000%	8/1/31	100	106
	New Haven Unified School District GO	4.000%	8/1/32	100	105
	New Haven Unified School District GO	4.000%	8/1/35	325	334
	New Haven Unified School District GO	4.000%	8/1/36	155	157
	New Haven Unified School District GO	4.000%	8/1/37	300	302
	New Haven Unified School District GO	4.000%	8/1/38	805	807
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,947
[2]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,173
[2]	Newark CA Unified School District GO	4.000%	8/1/38	885	892
[2]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	991
[2]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	977
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,261
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,793
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,375
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,143
[4]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,019
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,240
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,280
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,414
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	517
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,705
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,879
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	879
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	682
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,130
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	292
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	453
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,104
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	938
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,554
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	841
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	741
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,211
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	540
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,304
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	537
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,206
	North Orange County CA Community College District GO	4.000%	8/1/33	375	398
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,574
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,862
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,863
[5,8]	North Orange County CA Community College District GO TOB VRDO	3.450%	3/2/23	3,700	3,700
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	101,290	101,375
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,105
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	709
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,369
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,281
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,899
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,481
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,726
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,580
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,522
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,306
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,699
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,318
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,605
[13]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	298
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	575
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	389
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,227
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	764
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,460
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,447
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,238
	Oakland CA GO	2.000%	1/15/34	5,505	4,687
	Oakland CA GO	2.000%	1/15/35	4,480	3,647
	Oakland CA GO	2.125%	1/15/36	4,735	3,826
	Oakland CA GO	3.000%	1/15/40	6,580	5,574
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	530	535
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	604
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	11,651
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,306
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,408
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	178
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	2,976
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,320
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	2,972
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,146
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,359
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,216
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,202
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,324
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,051
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,288
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	6,575
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,258
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,053
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	1,965
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,226
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	107
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	524
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	5,748
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,620
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	6,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,694
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,307
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	2,928
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	3,500	3,613
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	3,962
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,328
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	8,145
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,538
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,624
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,210
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,931
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,316
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,648
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,740
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,500	2,620
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,549
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	502
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,307
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,025
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,219
	Orange County CA Airport Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	200	201
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,290
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,330
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,179
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,535
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,158
[5]	Orange County Water District COP VRDO	2.680%	3/1/23	12,500	12,500
	Orange County Water District Water Revenue	5.000%	8/15/32	860	986
	Orange County Water District Water Revenue	4.000%	8/15/35	790	825
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,339
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,109
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,177
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,185
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	774
[10]	Oxnard School District GO	0.000%	7/1/33	3,445	2,345
	Oxnard Union High School District GO	4.000%	8/1/24	200	202
	Oxnard Union High School District GO	5.000%	8/1/26	850	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oxnard Union High School District GO	5.000%	8/1/27	750	821
	Oxnard Union High School District GO	5.000%	8/1/29	850	935
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,091
	Oxnard Union High School District GO	4.000%	8/1/31	750	784
	Oxnard Union High School District GO	4.000%	8/1/32	325	343
	Oxnard Union High School District GO	4.000%	8/1/33	375	393
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,154
	Oxnard Union High School District GO	4.000%	8/1/36	750	764
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,237
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,636
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	234
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	259
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	307
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	254
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,234
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	670	668
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	794
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,128
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,079
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,119
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,165
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,288
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,209
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	403
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	743
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,240
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	574
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	882
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	746
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,456
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,372
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,544
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	806
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,147
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	2,000	1,339
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,227
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,073
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,694
	Palomar Health COP	5.000%	11/1/23	600	604
	Palomar Health COP	5.000%	11/1/24	665	676
	Palomar Health COP	5.000%	11/1/26	445	464
	Palomar Health COP	5.000%	11/1/27	750	791
	Palomar Health COP	5.000%	11/1/32	4,550	4,754
[10]	Palomar Health GO	0.000%	8/1/24	5,130	4,874
[10]	Palomar Health GO	0.000%	8/1/26	1,250	1,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	5.000%	8/1/26	310	327
[4]	Palomar Health GO	0.000%	8/1/27	16,165	13,771
[10]	Palomar Health GO	0.000%	8/1/27	8,095	6,926
[10]	Palomar Health GO	0.000%	8/1/28	500	413
	Palomar Health GO	5.000%	8/1/28	1,640	1,740
	Palomar Health GO	5.000%	8/1/28	8,570	9,097
[10]	Palomar Health GO	0.000%	8/1/29	7,210	5,733
	Palomar Health GO	5.000%	8/1/29	875	932
	Palomar Health GO	5.000%	8/1/29	4,340	4,623
	Palomar Health GO	4.000%	8/1/30	2,150	2,206
	Palomar Health GO	5.000%	8/1/30	1,130	1,206
	Palomar Health GO	4.000%	8/1/31	1,550	1,587
	Palomar Health GO	5.000%	8/1/31	800	855
	Palomar Health GO	4.000%	8/1/32	5,010	5,118
	Palomar Health GO	5.000%	8/1/33	1,320	1,409
	Palomar Health GO	0.000%	8/1/34	225	141
	Palomar Health GO	4.000%	8/1/34	1,000	1,013
	Palomar Health GO	0.000%	8/1/35	595	350
	Palomar Health GO	4.000%	8/1/35	100	101
	Palomar Health GO	0.000%	8/1/36	510	281
	Palomar Health GO	4.000%	8/1/36	5,015	5,019
	Palomar Health GO	0.000%	8/1/37	1,210	627
	Palomar Health GO	3.000%	8/1/37	250	206
	Palomar Health GO	4.000%	8/1/37	4,195	4,160
[10]	Palomar Health GO	7.000%	8/1/38	3,510	4,038
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,050
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,429
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,429
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,316
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	1,954
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	358
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	285
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,503
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,274
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	134
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	160
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	154
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	157
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	311
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	392
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	692
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	445
[5]	Pasadena CA COP VRDO	2.730%	3/2/23	32,360	32,360
	Pasadena Unified School District GO	5.000%	8/1/25	750	786
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,049
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,087
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,152
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	668
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	833
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,096
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	654
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,007
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,529
	Peralta Community College District GO	5.000%	8/1/26	650	693
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,565
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,089
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,584
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,282
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,224
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,382
	Peralta Community College District GO	5.000%	8/1/30	3,380	3,877
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,739
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,428
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,576
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,184
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,531
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,231
[4]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,040
	Perris Union High School District GO	4.000%	9/1/30	215	229
	Perris Union High School District GO	4.000%	9/1/31	350	373
	Perris Union High School District GO	4.000%	9/1/33	600	634
	Perris Union High School District GO	3.000%	9/1/36	1,000	890
	Perris Union High School District GO	3.000%	9/1/38	800	691
	Perris Union High School District GO	3.000%	9/1/39	850	721
	Perris Union High School District GO	3.000%	9/1/40	1,000	828
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,689
	Piedmont Unified School District GO	3.000%	8/1/39	180	156
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	878
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	926
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,256
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,325
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,393
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,717
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	133
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	282
[5,8]	Pittsburg Unified School District GO TOB VRDO	3.540%	3/7/23	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	505
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,426
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,532
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,422
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,667
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,053
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,872
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	113
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,312
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	859
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,055
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,561
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,859
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	432
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	934
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	517
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	859
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	871
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,154
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,086
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,024
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,130
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	650	655
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	461
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,206
	Pomona Unified School District GO	4.000%	8/1/37	920	926
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,135
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,124
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,201
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,670
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,371
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,764
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,681
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,892
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,067
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,039
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,350
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,755
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,036
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	103
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	157
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	133
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	125
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	139
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	169
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	195
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	134
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	160
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	164
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	241
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	202
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	176
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	220
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	268
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	222
	Portola Valley School District GO	3.000%	8/1/35	875	813
	Portola Valley School District GO	3.000%	8/1/36	640	578
	Portola Valley School District GO	3.000%	8/1/37	700	620
	Portola Valley School District GO	3.000%	8/1/38	675	589
	Portola Valley School District GO	3.000%	8/1/39	725	623
	Portola Valley School District GO	3.000%	8/1/40	530	448
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,443
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,663
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,667
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,425
	Poway Unified School District GO	0.000%	8/1/30	100	79
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,801
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,323
	Poway Unified School District GO	0.000%	8/1/36	4,500	2,652
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,715
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,191
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,009
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,027
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,563
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	813
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,844
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,051
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,669
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	909
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	972
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	976
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,203
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,259
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,371
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,467
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,610	1,635
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	180
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	130
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	151
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	147
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	193
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	322
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	275
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	403
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	385
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	363
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	161
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	364
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	512
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	206
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	721
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	421
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	831
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	469
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	949
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	134
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	147
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	160
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	181
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	202
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	244
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/31	715	811
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	916
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,138
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,131
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	471
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,349
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	351
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,752
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,888
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,548
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,446
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,767
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,629
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	4,105	3,428
	Ravenswood CA City School District GO	4.000%	8/1/32	130	138
	Ravenswood CA City School District GO	4.000%	8/1/33	150	158
	Ravenswood CA City School District GO	4.000%	8/1/34	150	156
	Ravenswood CA City School District GO	4.000%	8/1/36	270	274
	Ravenswood CA City School District GO	4.000%	8/1/38	975	976
	Ravenswood CA City School District GO	4.000%	8/1/40	590	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	768
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	864
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	760
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,062
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,464
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	887
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	307
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	389
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	709
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,053
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,056
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	819
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	501
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,587
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,078
	Redwood City School District GO	3.000%	8/1/33	1,430	1,358
	Redwood City School District GO	3.000%	8/1/40	1,490	1,234
[5,8]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	3/2/23	2,685	2,685
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,104
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,416
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	516
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	831
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	4,250	4,533
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,552
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,196
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,384
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,020
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	828
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,019
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	80	84
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	617
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,041
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,150
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,347
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,788
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,117
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,338
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,325
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,816
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,732
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,532
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	411
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	336
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	840
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,000
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,415
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,051
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,101
[5]	Riverside CA Electric Power & Light Revenue VRDO	2.350%	3/1/23	6,800	6,800
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	643
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,155
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,003
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,044
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,399
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,390
	Riverside Community College District GO	3.000%	8/1/33	770	740
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,814
	Riverside Community College District GO	3.000%	8/1/36	1,000	908
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,816
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,897
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,660
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,219
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,826
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,029
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,346
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,339
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,228
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,067
[2,8]	Riverside County California Transportation Commission Highway Revenue TOB VRDO	2.570%	3/1/23	7,545	7,545
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	522
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,201
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,974
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,036
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,007
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,390
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,406
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,466
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,855
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,317
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	2,021
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,925
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,511
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,221
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	557
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	803
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,018
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,162
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	630
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,262
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,071
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	920
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	309
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,571
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,731
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,586
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,180
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,077
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,552
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,310
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,602
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,707
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	309
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	315
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	402
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	705
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	670
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	612
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	705
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	720
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,208
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,021
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,824
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,429
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,308
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,082
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,092
	Riverside Unified School District GO	4.000%	8/1/29	850	889
	Riverside Unified School District GO	4.000%	8/1/30	850	889
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,307
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,174
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,798
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,762
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,995
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,244
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,212
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,607
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,728
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,920
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,933
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,827
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	109
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	270
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	378
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,519
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	221
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	120
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	206
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	206
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	201
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	241
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	124
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	85
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	165
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	264
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	246
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	566
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	492
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	715
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	462
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,135
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	211
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	676
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	274
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,060
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	450
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	555
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,129
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,199
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	823
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,191
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,917
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	271
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	329
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	541
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,616
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	271
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	554
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	514
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	449
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	421
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,632
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	878
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	774
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,179
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,171
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,136
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	468
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	694
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/24	300	308
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	287
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	665
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	255
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	510
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,300
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,361
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,586
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	505
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	615
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	222
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	650
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,105
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	241
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,122
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	210
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,630
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	210
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	2,250	2,608
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	231
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	208
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	625
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	461
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	780
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,011
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	752
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,101
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	1,987
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,195
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/40	2,885	3,156
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,667
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,187
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,228
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	218
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	383
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	500
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	630
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	256
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	216
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	309
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	539
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	614
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,183
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,997
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,743
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,632
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,349
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,012
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,178
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,739
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,518
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,071
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,354
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,643
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,154
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,558
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,367
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,454
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,241
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,368
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,815
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,552
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,425
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,672
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,556
	Sacramento City Unified School District GO	4.000%	8/1/42	3,125	3,006
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	971
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	347
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	251
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,226
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	840
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,226
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,280
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,413
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,502
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,151
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,088
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,975
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,559
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,561
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,420
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,386
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,773
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,041
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,302
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	737
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,661
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	828
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,055
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,098
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,348
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,712
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	956
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,847
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,500	9,800
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,049
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/27	2,360	2,460
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/28	3,000	3,154
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/29	1,105	1,167
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/30	5,030	5,333
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/32	3,050	3,251
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/34	3,400	3,575
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/35	1,635	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/36	1,000	1,027
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/37	1,200	1,222
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/42	5,000	4,945
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,562
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,118
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,200
[1]	Sacramento County CA COP	5.000%	10/1/27	660	721
[1]	Sacramento County CA COP	5.000%	10/1/28	695	775
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,931
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,401
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,248
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	3,013
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,071
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,508
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,146
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,975
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,838
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,108
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	5,360	5,461
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,680
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,573
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,723
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,144
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,877
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	869
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	687
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	952
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,806
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,902
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,047
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	2.100%	3/2/23	17,815	17,815
	Sacramento Transportation Authority Sales Tax Revenue VRDO	3.420%	3/2/23	5,100	5,100
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,215
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,026
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,216
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,006
	Salinas Union High School District GO	4.000%	8/1/40	1,000	992
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,576
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	353
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	482
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	585
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	948
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,353
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,567
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,572
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,239
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	3,034
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,743
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,510
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,108
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	264
[2,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	388
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	389
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,172
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,002
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	690
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,695
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	952
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,621
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,062
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	788
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	824
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	713
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	745
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	751
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,771
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	702
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,226
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,416
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,637
San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	4,370	4,603
San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	28,330	26,134
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	201
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	883
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,432
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	234
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,573
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,972
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	884
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,300
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,756
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,628
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,137
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,329
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,556
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,775
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,876
San Diego CA Unified School District GO	0.000%	7/1/28	5,925	5,014
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,926
San Diego CA Unified School District GO	5.000%	7/1/28	725	765
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,017
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,660
San Diego CA Unified School District GO	5.000%	7/1/29	750	792
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,593
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,573
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,029
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,839
San Diego CA Unified School District GO	0.000%	7/1/30	9,725	7,677
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,727
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,268
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,294
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,435
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,004
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,024
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,043
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,002
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,718
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,096
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,166
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,474
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,080
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,678
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,195
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,074
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,509
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,764
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,611
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,267
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,818
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,571
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,032
	San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,175
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,433
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,150
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,782
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,198
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,477
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	949
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	817
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	503
	San Diego County CA COP	5.000%	10/15/26	2,590	2,676
	San Diego County CA COP	5.000%	10/15/28	1,400	1,446
[5]	San Diego County CA COP VRDO	3.080%	3/2/23	3,450	3,450
	San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,719
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	828
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,470
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,811
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,866
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,287
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,043
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,064
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,664
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,214
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,945
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,261
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,105
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	880
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,804
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,076
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,089
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,765
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,995
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,428
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	518
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	918
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,077
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,089
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,226
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,073
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,945
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	452
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,317
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	7,888
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,604
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,790
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	610
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,858
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,078
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	632
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,770
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,261
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	661
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,420
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	695
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,402
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,385
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,113
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,211
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,143
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,112
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,121
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,723
[8]	San Diego County Regional Transportation Commission Sales Tax Revenue TOB VRDO	2.600%	3/1/23	1,635	1,635
	San Diego County Water Authority Revenue CP	3.150%	4/5/23	10,000	10,000
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,235
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,356
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,544
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,565
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,881
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,263
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,668
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,408
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,510
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,364
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	576
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,117
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,114
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,841
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,782
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,378
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,580
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,341
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,064
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,264
	San Diego Unified School District GO	5.000%	7/1/38	250	281
	San Diego Unified School District GO	5.000%	7/1/39	360	402
	San Diego Unified School District GO	5.000%	7/1/40	485	537
	San Diego Unified School District GO	5.000%	7/1/41	620	684
	San Diego Unified School District GO	5.000%	7/1/42	430	474
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,102
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,106
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	885
	San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,048
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,043
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,039
	San Dieguito Union High School District GO	4.000%	8/1/42	6,000	5,953
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,783
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,752
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,229
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,702
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,041
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,782
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,392
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,439
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,071
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,644
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	710
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,673
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,243
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,559
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,087
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,256
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,249
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,099
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,668
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,387
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	13,800
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,138
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,230
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,322
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,406
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,012
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,057
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,488
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,574
	San Francisco CA City & County COP	4.000%	4/1/35	8,660	8,765
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	8,705
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	4,964
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	396
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	369
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,956
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,825
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,839
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,119
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,247
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,078
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,631

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,418
San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,217
San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,607
San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,829
San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,913
San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,124
San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,274
San Francisco CA City & County GO	4.000%	6/15/35	200	208
San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,180
San Francisco CA City & County GO	3.500%	6/15/38	1,000	943
San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,003
San Francisco CA City & County GO	4.000%	6/15/41	2,000	1,995
San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,465
San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,244
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,444
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,300
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,131
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	5,681
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,720
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,886
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	13,321
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,983
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,834
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,292
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,212
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	8,724
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,148
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,583
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	3,769
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	3,960
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,369
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,597
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	4,834
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,582
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,165
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,132
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,314
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,693
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,198
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,439
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,178
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,375
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,019
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,203
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,654
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	675
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,686
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,208
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,409
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,411
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,931
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,706
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,985
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,253
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,676
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,760
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,824
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,735
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,681
[14]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,555
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	3,335	3,345
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,066
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	530
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	528
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	505
[8]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.550%	3/1/23	39,250	39,250
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,048
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,050
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,241
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/40	2,725	2,725
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,059
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,187
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,894
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,993
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,613
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,419
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,738
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,180
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	10,057
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,914
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,536
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,401

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,191
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	880
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	417
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,688
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,064
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	699
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	699
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	952
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	658
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	312
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	417
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	542
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	533
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	944
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	806
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	646
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	998
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	795
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	588
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	656
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	821
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	121
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	138
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	450
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	246
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	144
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	533
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	474
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	412
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	479
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	710
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	423
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	369
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,177
	San Francisco Community College District GO	5.000%	6/15/29	760	856
	San Francisco Community College District GO	5.000%	6/15/31	500	573
	San Francisco Community College District GO	5.000%	6/15/32	805	920
	San Francisco Community College District GO	4.000%	6/15/33	850	884
	San Francisco Community College District GO	4.000%	6/15/34	595	614
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,585
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,060
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,170
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,025
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,128
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,414
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,307
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,096
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,613
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,604
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,475
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,653
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,296
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	7,464
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	474
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,011
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,422
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,589
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,735
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,880
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,756
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,189
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,656
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	4,000	3,941
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,835
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	6,000	6,302
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,612
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,194
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,935
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	86
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	808
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	3,085	3,430
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	625	397
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	5,455	5,613
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,204
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	72
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,763
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,424
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	431
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	597
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	305
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	466
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	3,000	3,012
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	13,938
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	12,994
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	211
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	235
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	208
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	212
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	183
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	247
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	307
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	424
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	800
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	827
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	866
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	870
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	376
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	377
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	509
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	614
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	491
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,240
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	643
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	750
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	747
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,045
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	895
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	1,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,617
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,004
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,520
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,282
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,987
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,413
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,129
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,901
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,681
	San Jose Unified School District GO	5.000%	8/1/26	775	832
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,246
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	10,940
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,378
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,676
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,886
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,097
	San Juan Unified School District GO	4.000%	8/1/30	700	741
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,371
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,053
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,336
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,335
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,441
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	211
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	375
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	438
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	553
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	420
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	698
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,265
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,373
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,251
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	812
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	397
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	389
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	304
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	552
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	994
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	559
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,070
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,790
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	129
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	156
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	120
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	310
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	609
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	135
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/40	2,540	2,809
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/41	1,665	1,837
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/42	1,615	1,786
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	835
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	676
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	652
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	969
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	815
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,150
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	922
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,229
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,076
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,418
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,865
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,133
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,580
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,451
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,520
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,980
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,829
	San Marcos Unified School District GO	4.000%	8/1/32	300	313
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,879
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,371
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,633
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,699
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	4,576
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,853
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,438
[5]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	2.730%	3/2/23	555	555
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	602
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	548
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,045
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,606
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,674
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,801
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,276
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,641
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,660
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,160
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,151
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,201
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,257
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,216
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,047
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,344
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,618
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,972
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,665
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,019
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,582
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,237
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,715
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,256
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,818
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,911
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,342
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	377
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,947
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,231
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,103
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,220
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,037
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	849
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,209
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,645
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,437
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	723
	San Ramon CA COP	4.000%	6/1/37	1,225	1,241
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	946
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,465
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,497
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,564
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,649
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,732
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	100
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	121
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	113
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	215
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	134
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	159
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	273
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	538
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	302
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	219
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	660
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	297
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,210
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	497
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,189
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,355
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	622
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	668
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	718
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	331
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	318
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	328
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	247
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	319
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	366
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	523
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	533
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	523
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	916
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,219
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	926
	Santa Clara County CA GO	3.500%	8/1/38	160	153
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	6,800
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,123
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,661
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,778
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,720
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,716
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,145
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,690
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,663
[5]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	2.680%	3/1/23	4,500	4,500
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,944
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,599
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,193
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,476
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,978
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,584
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	3,750	4,048
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	338
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,483
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,709
	Santa Clarita Community College District GO	3.000%	8/1/33	350	332
	Santa Clarita Community College District GO	3.000%	8/1/37	800	701
	Santa Clarita Community College District GO	3.000%	8/1/38	750	648
	Santa Clarita Community College District GO	3.000%	8/1/39	900	764
	Santa Clarita Community College District GO	3.000%	8/1/40	800	663
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	374
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	336
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	368
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	372
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	204
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	313
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	414
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	390
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	725
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	763
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,332
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,189
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,151
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,459
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,306
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,888
	Santa Monica Community College District GO	5.000%	8/1/31	600	673
	Santa Monica Community College District GO	4.000%	8/1/33	500	526
	Santa Monica Community College District GO	4.000%	8/1/34	655	684
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,600
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,558
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,217
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,043
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	665
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	105
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	158
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	232
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	368
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	519
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	350
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	623
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	521
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	746
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	393
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	487
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	474
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,309
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	855
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	986
[1,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,358
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	763
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	918
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	973
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	864
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,180
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,065
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,567
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	803
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	431
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,094
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	983
[2]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,214
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	181
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	703
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	536
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	630
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	693
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/41	275	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,144
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,008
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	260
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	481
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	291
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	303
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	708
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	682
	Silicon Valley Clean Water Sewer Revenue	4.000%	8/1/42	1,000	973
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,721
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,168
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,571
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,049
	Simi Valley Unified School District GO	4.000%	8/1/32	200	209
	Simi Valley Unified School District GO	3.000%	8/1/35	525	480
	Simi Valley Unified School District GO	3.000%	8/1/36	750	668
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,258
	Simi Valley Unified School District GO	3.000%	8/1/37	500	438
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,330
	Simi Valley Unified School District GO	4.000%	8/1/38	350	351
	Simi Valley Unified School District GO	4.000%	8/1/39	365	363
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,121
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,782
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,752
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	197
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	346
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	541
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,006
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,439
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,348
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,744
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	34
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	51
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	84
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	101
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,260
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	985
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	565
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	379
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	562
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	697
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,500
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,006
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,906
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,837
[5]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) VRDO	2.220%	3/2/23	13,000	13,000
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	975
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,297
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	619
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	749
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,243
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,328
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,279
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,019
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,427
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,927
[5]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.650%	3/1/23	24,610	24,610
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,582
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,089
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,438
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,559
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	419
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	8,638
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	789
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,540
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,587
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,553
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,544
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,450
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,080
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,981
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,078
	Southwestern Community College District GO	4.000%	8/1/31	300	314
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,035
	Southwestern Community College District GO	4.000%	8/1/32	250	261
	Southwestern Community College District GO	4.000%	8/1/33	300	312
	Southwestern Community College District GO	4.000%	8/1/33	250	268
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,811
	Southwestern Community College District GO	4.000%	8/1/35	350	367
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,221
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,389
	Southwestern Community College District GO	4.000%	8/1/37	730	743
	Southwestern Community College District GO	4.000%	8/1/37	400	410
	Southwestern Community College District GO	3.000%	8/1/38	900	777
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,129
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,763
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,009
	Southwestern Community College District GO	4.000%	8/1/40	1,890	1,892
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	716
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,005
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,773
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,698
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,053
[7]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,610
	State Center Community College District GO	5.000%	8/1/27	675	741
	State Center Community College District GO	4.000%	8/1/34	1,000	1,036
	State Center Community College District GO	4.000%	8/1/36	1,045	1,067
	State Center Community College District GO	4.000%	8/1/37	1,025	1,043
	State Center Community College District GO	3.000%	8/1/40	5,000	4,222
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	925
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,046
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,067
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,395
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,016
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,736
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,965
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,818
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,432
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,755
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,698
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,737
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,024
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,026
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,409
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,280
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,077
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	663
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,100
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,120
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,201
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,094
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,602
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,091
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,211
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,112
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,071
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,572
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	103
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	643
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,022
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	613
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	904
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	1,989
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,587
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,098
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	440
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,290
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	613
[1]	Stockton Unified School District GO	4.000%	8/1/34	3,300	3,471
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,142
[1]	Stockton Unified School District GO	4.000%	8/1/35	2,225	2,307
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,053
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,298
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,170
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,620
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	803
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,121
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,030
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,316
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,406
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,325
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,335
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,037
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,973
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,043
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	1,997
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,311
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,553
	Sweetwater Union High School District GO	3.000%	8/1/23	815	813
	Sweetwater Union High School District GO	3.000%	8/1/24	425	419
	Sweetwater Union High School District GO	3.000%	8/1/25	455	445
	Sweetwater Union High School District GO	4.000%	8/1/27	250	255
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,160
	Sweetwater Union High School District GO	5.000%	8/1/31	625	665
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,333
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,274
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,475
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	655
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	354
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	343
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,412
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,762
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,866
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,532
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,075
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	543
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	582
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,087
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	852
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,788
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,839
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,809
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,950
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,500
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,250	1,275
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,296
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	500	544
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	396
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,304
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,840	3,155
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,746
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,227
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,053
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,000
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,320	2,293
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,300	1,274
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,705	2,630
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,055
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,765	1,699
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,008
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,038
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,349
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,128
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,073
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,100
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,017
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,097
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,195	3,495
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,262
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,067
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,185
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	3,725	3,944
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	144
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	162
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	185
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	210
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	236
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	267
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	297
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	324
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,084
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,918
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	403
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	409
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	998
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	620
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	628
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	654
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,319
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	775
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	725
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	547
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	654
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	540
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	641
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,848
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,044
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,042
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,038
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,205
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,005	952
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,531
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,018
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,404
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	982
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	721
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	408
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	462
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	528
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	601
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	456
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	779
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,404
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,448
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,136
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,395
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,878
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,434
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,978
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,056
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	756
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,022
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,915
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,383
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,064
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,794
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,636
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,613
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,921
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,430
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	1,918
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,433
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,157
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,045
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,086
	Union Elementary School District GO	0.000%	9/1/29	110	89
[4]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,736
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	860
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,104
	United Water Conservation District COP	5.000%	10/1/27	700	764
	United Water Conservation District COP	5.000%	10/1/28	740	824
	United Water Conservation District COP	5.000%	10/1/29	785	886
	United Water Conservation District COP	5.000%	10/1/30	835	958
	United Water Conservation District COP	5.000%	10/1/31	855	980
	United Water Conservation District COP	5.000%	10/1/32	875	1,002
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,135
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,165
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,201
	United Water Conservation District COP	4.000%	10/1/36	935	949
	United Water Conservation District COP	4.000%	10/1/37	980	987
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,013
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,048
	United Water Conservation District COP	4.000%	10/1/40	625	619
	University of California College & University Revenue	5.000%	5/15/24	690	705
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,405
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,613
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,705
	University of California College & University Revenue	5.000%	5/15/28	7,110	7,441
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,337
	University of California College & University Revenue	5.000%	5/15/28	6,570	7,321
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,359
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,684
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,684
	University of California College & University Revenue	4.000%	5/15/30	7,535	8,008
	University of California College & University Revenue	5.000%	5/15/30	6,385	7,375
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,416
	University of California College & University Revenue	5.000%	5/15/31	15,095	16,502
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,899
	University of California College & University Revenue	5.000%	5/15/32	2,000	2,380
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,230
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/33	5,025	5,389
University of California College & University Revenue	5.000%	5/15/33	6,995	7,299
University of California College & University Revenue	5.000%	5/15/33	3,500	4,212
University of California College & University Revenue	4.000%	5/15/34	10,620	11,037
University of California College & University Revenue	5.000%	5/15/34	3,955	4,232
University of California College & University Revenue	5.000%	5/15/34	6,395	6,957
University of California College & University Revenue	5.000%	5/15/34	1,525	1,688
University of California College & University Revenue	5.000%	5/15/34	2,350	2,811
University of California College & University Revenue	4.000%	5/15/35	5,790	5,984
University of California College & University Revenue	5.000%	5/15/35	11,290	12,207
University of California College & University Revenue	5.000%	5/15/35	2,060	2,196
University of California College & University Revenue	5.000%	5/15/35	4,210	4,634
University of California College & University Revenue	5.000%	5/15/35	625	699
University of California College & University Revenue	5.000%	5/15/35	6,420	7,479
University of California College & University Revenue	5.000%	5/15/35	4,670	5,530
University of California College & University Revenue	5.000%	5/15/36	5,425	5,761
University of California College & University Revenue	5.000%	5/15/36	4,295	4,684
University of California College & University Revenue	5.000%	5/15/36	15,040	16,176
University of California College & University Revenue	5.000%	5/15/36	1,250	1,383
University of California College & University Revenue	5.000%	5/15/36	3,050	3,421
University of California College & University Revenue	5.000%	5/15/36	4,205	4,899
University of California College & University Revenue	5.000%	5/15/36	5,000	5,826
University of California College & University Revenue	5.000%	5/15/37	5,240	5,667
University of California College & University Revenue	5.000%	5/15/37	9,530	10,229
University of California College & University Revenue	5.000%	5/15/37	11,710	12,569
University of California College & University Revenue	5.000%	5/15/37	14,620	15,841
University of California College & University Revenue	5.000%	5/15/37	9,665	10,974
University of California College & University Revenue	5.000%	5/15/37	2,000	2,294
University of California College & University Revenue	5.000%	5/15/37	8,825	10,122
University of California College & University Revenue	5.000%	5/15/38	5,065	5,463

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/38	19,090	20,628
University of California College & University Revenue	5.000%	5/15/38	4,355	4,767
University of California College & University Revenue	5.000%	5/15/38	10,065	11,153
University of California College & University Revenue	5.000%	5/15/38	5,230	5,951
University of California College & University Revenue	5.000%	5/15/38	5,000	5,689
University of California College & University Revenue	5.000%	5/15/39	2,345	2,558
University of California College & University Revenue	5.000%	5/15/39	10,000	11,038
University of California College & University Revenue	5.000%	5/15/39	4,945	5,584
University of California College & University Revenue	4.000%	5/15/40	3,000	2,993
University of California College & University Revenue	5.000%	5/15/40	3,000	3,352
University of California College & University Revenue	5.000%	5/15/41	4,000	4,449
University of California College & University Revenue	5.000%	5/15/41	5,000	5,608
University of California College & University Revenue	5.000%	5/15/42	5,000	5,594
University of California College & University Revenue	5.000%	5/15/43	11,155	11,898
University of California College & University Revenue	5.000%	5/15/43	5,010	5,593
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,526
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,173
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,580
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	13,170
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,905
University of California College & University Revenue VRDO	1.550%	3/1/23	300	300
University of California College & University Revenue VRDO	1.750%	3/1/23	11,145	11,145
University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	4,713
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,144
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,254
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	9,993
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,367
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	9,016
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,909
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	2,000	2,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,885
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,459
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,139
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,304
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,236
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,410
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,381
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,364
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,014
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,560
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,039
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,335
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	8,932
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	12,573
[5,8]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	3/2/23	1,875	1,875
	Upland CA COP	5.000%	1/1/25	1,060	1,081
	Upland CA COP	5.000%	1/1/26	500	517
	Upland CA COP	5.000%	1/1/27	2,215	2,310
	Upland CA COP	5.000%	1/1/28	2,030	2,142
	Upland CA COP	5.000%	1/1/29	835	883
	Upland CA COP	5.000%	1/1/30	1,455	1,539
	Upland CA COP	5.000%	1/1/31	1,465	1,549
	Upland CA COP	5.000%	1/1/33	1,710	1,802
	Upland CA COP	5.000%	1/1/34	1,500	1,579
	Upland CA COP	4.000%	1/1/35	2,025	1,918
	Upland CA COP	4.000%	1/1/36	1,000	938
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	864
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,078
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,076
[8]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	2.600%	3/1/23	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,323
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	872
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,429
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,504
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,238
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,240
	Vacaville Unified School District GO	4.000%	8/1/34	100	104
	Vacaville Unified School District GO	4.000%	8/1/36	300	305
	Vacaville Unified School District GO	4.000%	8/1/37	300	303
	Vacaville Unified School District GO	4.000%	8/1/39	500	501
	Vacaville Unified School District GO	4.000%	8/1/40	500	499
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	259
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	275
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	296
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	308
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	496
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	937
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,119
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	220
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	105
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	313
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	146
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	152
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	201
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	251
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	298
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	994
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	222
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	247
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	262
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	159
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	160
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	215
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	188
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	159
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	260
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	256
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	242
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	401
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	499
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	346
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	490
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,136
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,199
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,256
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	565	565
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	412
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	657
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	579
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	756
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	848
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	555	575
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	624
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	690	719
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	665	698
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,057
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	810	863
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,631
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	535
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,737
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,831
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,085
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,349
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,081
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,415
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,078
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	773
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,680
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	775
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	457
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/30	425	462
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	521
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	479
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,590
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,126
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,275
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	403
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	598
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,394
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,088
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,159
[4]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,581
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,955
	Washington Township Health Care District GO	5.000%	8/1/23	170	171
	Washington Township Health Care District GO	4.000%	8/1/24	625	630
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,481
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,472
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,083
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,808
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	401
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	572
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	878
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	387
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	761
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	619
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	680
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	648
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	790
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	790
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	461
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	920
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	809
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,308
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	788
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	447
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	966
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	419
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	787
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,040
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,206
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	798
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,595
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	807
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,415
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	748
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	96
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	402
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,463
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	985
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,408
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	527
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,604
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,057
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,082
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,870
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	84
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	606
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,130
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,888
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	511
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	577
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	938
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	19
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	303
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	303
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	270
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	255
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	426
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	411
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,482
[10]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	673
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	364
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	463
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,279
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	463
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	526
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,598
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	643
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,773
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	674
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	717
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,059
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	900
[2,4]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,309
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,305
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,639
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	1,927
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,800
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	679
[1,12]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,076
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	950
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,201
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	964
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,075
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	2,245	1,449
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,668
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,112
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,124
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,465
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,046
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,666
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	643
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	559
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	592
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	556
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	585
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	580
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	580
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,514
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,838
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,350
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	417
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	792
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	674
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,099
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,480
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,524
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	421
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	809
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,728
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	887
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	2,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	540
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,087
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,641
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,100
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,720
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	599
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	925
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	790
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	961
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,024
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	564
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,050
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	645
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,085
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/33	800	956
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/35	1,100	1,294
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/38	1,125	1,288
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/39	1,195	1,361
	Western Placer Waste Management Authority Resource Recovery Revenue	4.000%	6/1/42	5,250	5,097
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	125
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	389
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	305
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	462
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	467
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	247
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	425
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	439
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	241
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	321
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	437
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	519
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	307
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	503
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	532
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,145
	Whittier Union High School District GO	4.000%	8/1/41	1,000	998
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,085
	Yuba Community College District GO	3.000%	8/1/28	1,000	997
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,992
					14,531,191
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,121
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,088
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,483
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,475
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,026
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	404
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,604
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,500	1,334
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,844
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,499
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,629
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,763
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,783
					31,203
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,249	3,259
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	9,273	8,700
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	22,370	22,698
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	16,930	17,469
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	23,321	24,294
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	19,438	20,419
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,067	2,310
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,619	4,129
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,000	1,017
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	5,465	5,538
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	400	400
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,330	2,332
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	980

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,775	1,107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,135	2,010
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	7,820
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	9,407	6,965
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	1,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	29,749	26,959
				160,316
Virgin Islands (0.0%)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	180	184
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	455	467

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	680	702
				1,353
Total Tax-Exempt Municipal Bonds (Cost $15,362,280)				14,724,063
Total Investments (99.3%) (Cost $15,362,280)				14,724,063
Other Assets and Liabilities—Net (0.7%)				109,937
Net Assets (100%)				14,834,000
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Step bond.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $484,321,000, representing 3.3% of net assets.
9	Securities with a value of $2,759,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Non-income-producing security—security in default.
14	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
3M—3-month.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	1,923	391,766	(938)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2023	(337)	(39,492)	(48)
				(986)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,724,063	—	14,724,063
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	986	—	—	986
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.